T. ROWE PRICE Retirement I 2030 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 23.4%
T. Rowe Price Funds:
New Income Fund  889,832 111,062 12,909 101,679,516 1,000,527
International Bond Fund (USD
Hedged)  300,658 31,974 4,555 32,296,878 329,428
Dynamic Global Bond Fund  220,002 27,329 3,170 24,165,989 237,310
U.S. Treasury Long-Term Index
Fund  200,758 22,919 3,501 19,872,408 234,693
Limited Duration Inflation
Focused Bond Fund  292,647 15,029 81,419 41,794,807 229,036
Emerging Markets Bond Fund  166,648 17,787 4,334 15,893,117 181,817
High Yield Fund  162,723 12,956 3,930 25,765,330 173,143
Floating Rate Fund  105,338 10,614 1,480 11,963,380 114,250
Total Bond Mutual Funds (Cost $2,468,191) 2,500,204
EQUITY MUTUAL FUNDS 74.6%
T. Rowe Price Funds:
Value Fund  1,327,787 75,368 28,317 27,765,409 1,430,196
Equity Index 500 Fund  1,253,744 73,316 30,635 11,585,117 1,386,623
Growth Stock Fund (2) 1,195,326 52,571 27,982 11,551,090 1,362,335
International Value Equity Fund  630,834 35,520 16,698 39,784,600 641,726
Overseas Stock Fund  611,434 29,089 19,423 45,826,021 619,568
International Stock Fund  571,775 30,524 42,382 24,609,397 559,864
Mid-Cap Growth Fund  286,007 2,544 6,094 2,319,768 302,637
Mid-Cap Value Fund  343,085 12,708 40,144 8,526,168 296,796
Emerging Markets Stock Fund  304,841 16,851 24,679 5,194,788 280,311
Small-Cap Stock Fund  214,854 5,528 4,944 3,009,540 224,542
Small-Cap Value Fund  210,876 9,527 4,917 3,442,202 220,989
Real Assets Fund  207,529 11,535 4,242 14,487,479 214,994
New Horizons Fund (2) 161,257 1,369 3,255 1,880,249 183,606
Emerging Markets Discovery
Stock Fund  114,230 47,572 1,599 9,766,291 157,530
U.S. Large-Cap Core Fund  93,188 6,418 2,285 2,791,360 103,950
Total Equity Mutual Funds (Cost $5,602,919) 7,985,667
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) 944 6,925 7,000 8,973 871
Total Other Mutual Funds (Cost $870) 871

T. ROWE PRICE Retirement I 2030 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 99,270 221,216 113,080 207,406,488 207,406
Total Short-Term Investments (Cost $207,406) 207,406
Total Investments in Securities 99.9%
(Cost $8,279,386) $ 10,694,148
Other Assets Less Liabilities 0.1% 8,065
Net Assets 100.0% $ 10,702,213
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2030 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 162 MSCI EAFE Index contracts 9/21 (19,047) $ 152
Short, 803 Russell 2000 E-Mini Index contracts 9/21 (91,189) 1,920
Short, 491 S&P 500 E-Mini Index contracts 9/21 (110,978) (6,319)
Net payments (receipts) of variation margin to date 4,196
Variation margin receivable (payable) on open futures contracts $ (51)

T. ROWE PRICE Retirement I 2030 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 177 $ (6,851) $ 2,054
Emerging Markets Bond Fund  (157) 1,716 2,317
Emerging Markets Discovery Stock Fund  429 (2,673) —
Emerging Markets Stock Fund  912 (16,702) —
Equity Index 500 Fund  6,164 90,198 4,510
Floating Rate Fund  (3) (222) 1,259
Growth Stock Fund  6,780 142,420 —
High Yield Fund  101 1,394 2,336
International Bond Fund (USD Hedged)  199 1,351 1,602
International Stock Fund  2,568 (53) —
International Value Equity Fund  1,302 (7,930) —
Limited Duration Inflation Focused Bond Fund  1,545 2,779 —
Mid-Cap Growth Fund  2,174 20,180 —
Mid-Cap Value Fund  5,633 (18,853) —
New Horizons Fund  1,193 24,235 —
New Income Fund  650 12,542 4,681
Overseas Stock Fund  1,832 (1,532) —
Real Assets Fund  568 172 —
Small-Cap Stock Fund  943 9,104 —
Small-Cap Value Fund  722 5,503 —
Transition Fund  — 2 —
U.S. Large-Cap Core Fund  433 6,629 —
U.S. Treasury Long-Term Index Fund  (88) 14,517 1,107
Value Fund  5,047 55,358 —
U.S. Treasury Money Fund, 0.06% — — 25
Totals $ 39,124# $ 333,284 $ 19,891+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19,891 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2030 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2030 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R414-054Q1 08/21